B6 Customer contract related balances	12 Months Ended
Dec. 31, 2018
Text block [abstract]
B6 Customer contract related balances

B6 Customer contract related balances

Trade receivables, customer finance, contract assets and contract liabilities

	2018	2017 1)
Customer finance credits	2,884	3,931
Trade receivables	51,172	48,105
Contract assets	13,178	13,120
Contract liabilities	29,348	29,076

1)	2017 is restated due to implementation of IFRS 15 “Revenue from Contracts with Customers,” for more information see Note A3, “Changes in accounting policies.”

Total trade receivables include SEK 140 (58) million balance relating to associated companies and joint ventures.

Of the total Customer finance credits balance, SEK 1,704 (1,753) million is current.

Revenue recognized in the period

	2018	2017
Revenue recognized in the year relating to the opening contract liability balance	22,447	17,509
Revenue recognized relating to performance obligations satisfied in prior financial periods	–1,148	–1,035

Revenue recognised in 2018 and 2017 relating to performance obligations satisfied or partially satisfied in prior financial periods is a net adjustment that relates to contract modifications, retrospective price adjustments, settlement and adjustments to variable consideration based on actual measurements concluded in the year.

Transaction price allocated to the remaining performance obligations

2018
Aggregate amount of transaction price allocated to unsatisfied or partially satisfied performance obligations	104,519

The company expects to recognize approximately 80% of the transaction price allocated to the remaining performance obligations as revenue in 2019 and the remaining 20% as revenue in 2020.

For all reporting periods prior to the transition date, the Company has elected the practical expedient not to disclose the amount of the transaction price allocated to the remaining performance obligations and an explanation of when the entity expects to recognise the amount as revenue.

For information about credit risk and impairment of customer contract related balances, see Note F1, “Financial risk management.”